UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Master Trust

Semiannual Report  |  October 31, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value October 31, 2021	Expenses paid during period 05/01/21 to 10/31/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.60	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Japan	11.5
Canada	9.0
France	6.9
Germany	6.7
Total	51.4%

Portfolio composition[2]
Commercial paper	65.2%
Repurchase agreements	19.5
Certificates of deposit	10.2
Time deposits	5.1
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.1%
Japan	10.7
Canada	8.0
Singapore	7.2
Sweden	5.7
Total	55.7%

Portfolio composition[2]
Commercial paper	67.7%
Repurchase agreements	21.3
Certificates of deposit	6.4
Time deposits	4.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
Repurchase agreements	52.6%
U.S. government agency obligations	29.3
U.S. Treasury obligations	19.5
Liabilities in excess of other assets	(1.4)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	33 days

Portfolio composition[2]
Repurchase agreements	55.2%
U.S. Treasury obligations	46.8
Liabilities in excess of other assets	(2.0)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	58 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	12.8
Japan	10.7
France	8.9
Germany	8.4
Total	58.1%

Portfolio composition[2]
Commercial paper	72.0%
Repurchase agreements	11.0
Certificates of deposit	10.0
Time deposits	6.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.4%
Tax-exempt commercial paper	9.6
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.2%
Banking-non-U.S.—9.4%
Bank of Montreal 0.160%, due 04/08/22	$33,000,000	$32,998,965
0.200%, due 07/13/22	19,000,000	18,992,261
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,966,114
MUFG Bank Ltd. 0.140%, due 04/08/22	33,000,000	32,993,362
0.150%, due 01/18/22	35,000,000	35,002,752
Norinchukin Bank 0.150%, due 11/22/21	85,000,000	85,003,964
0.150%, due 02/25/22	42,000,000	41,999,994
0.190%, due 11/05/21	85,000,000	85,001,816
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	32,000,000	32,004,629
Sumitomo Mitsui Banking Corp. 0.160%, due 11/18/21	40,000,000	40,001,843
SOFR + 0.110%, 0.160%, due 04/14/22[1]	33,000,000	33,001,135
0.200%, due 04/27/22	32,000,000	31,993,606
Sumitomo Mitsui Trust Bank Ltd. 0.120%, due 11/17/21	55,000,000	55,001,306
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	16,000,000	16,000,424
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	28,000,000	28,000,000

		600,962,171

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	50,000,000	50,004,836
Total certificates of deposit (cost—$651,000,000)		650,967,007

Commercial paper[2]—65.2%
Asset-backed-miscellaneous—15.3%
Albion Capital Corp. 0.140%, due 01/20/22	33,000,000	32,987,598
0.142%, due 12/23/21	36,466,000	36,458,367
Barton Capital Corp. 0.080%, due 11/04/21	40,000,000	39,999,440
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,400
0.140%, due 02/24/22	26,000,000	25,988,069
0.150%, due 04/12/22	35,500,000	35,470,712
0.180%, due 11/05/21	44,000,000	43,999,358
LMA Americas LLC 0.120%, due 11/30/21	40,000,000	39,996,551
0.150%, due 02/04/22	36,000,000	35,986,966
0.150%, due 02/10/22	23,000,000	22,991,030
0.150%, due 02/14/22	20,300,000	20,291,718
0.160%, due 04/07/22	22,000,000	21,983,084
0.170%, due 11/08/21	20,000,000	19,999,517
0.170%, due 11/10/21	6,000,000	5,999,824

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Nieuw Amsterdam Receivables Corp. BV 0.110%, due 11/12/21	$16,000,000	$15,999,446
Old Line Funding LLC 0.130%, due 01/11/22	82,000,000	81,981,627
0.140%, due 01/24/22	32,000,000	31,990,875
0.150%, due 03/30/22	50,000,000	49,967,700
0.160%, due 02/10/22	30,000,000	29,989,167
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	25,000,000	24,998,926
0.110%, due 12/13/21	45,000,000	44,994,375
0.115%, due 01/06/22	49,000,000	48,989,106
Starbird Funding Corp. 0.100%, due 01/06/22	10,000,000	9,997,777
Thunder Bay Funding LLC 0.160%, due 03/04/22[3]	47,000,000	46,976,312
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	44,000,000	43,999,449
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	43,000,000	43,004,106
Victory Receivables Corp. 0.095%, due 11/02/21	53,812,000	53,811,504
0.115%, due 12/08/21	48,600,000	48,594,654

		972,441,658

Banking-non-U.S.—48.3%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	22,000,000	22,000,373
0.190%, due 11/29/21	31,000,000	30,998,131
0.200%, due 12/21/21	31,000,000	30,996,805
ASB Finance Ltd. 0.170%, due 03/25/22	35,000,000	34,980,277
0.185%, due 04/06/22	39,000,000	38,973,818
0.220%, due 11/24/21	67,000,000	66,996,274
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	41,000,000	41,001,358
0.230%, due 04/07/22	24,750,000	24,736,030
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	71,000,000	70,970,405
Barclays Bank PLC 0.120%, due 11/23/21	63,000,000	62,995,800
0.140%, due 12/14/21	54,700,000	54,692,242
BNZ International Funding Ltd. 0.150%, due 04/01/22	33,000,000	32,979,531
0.170%, due 11/15/21	47,000,000	46,998,424
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	33,000,000	32,999,288
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,993,583
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	37,000,000	36,975,957
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,929,300
0.300%, due 10/21/22	31,000,000	30,905,931

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DBS Bank Ltd. 0.100%, due 11/18/21	$36,000,000	$35,997,960
0.145%, due 04/01/22	31,000,000	30,976,528
0.160%, due 11/15/21	40,000,000	39,998,206
Dexia Credit Local SA 0.095%, due 11/02/21	35,000,000	34,999,716
0.105%, due 12/01/21	49,000,000	48,995,957
0.150%, due 03/17/22	65,000,000	64,961,601
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	255,000,000	254,998,258
Erste Finance LLC 0.070%, due 11/04/21	230,000,000	229,996,396
Federation des Caisses Desjardins du Quebec 0.050%, due 11/03/21	60,000,000	59,999,550
0.050%, due 11/04/21	50,000,000	49,999,550
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	34,000,000	33,999,735
Mizuho Bank Ltd. 0.115%, due 12/13/21	30,000,000	29,997,563
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	29,000,000	29,002,665
National Bank of Canada 0.140%, due 02/14/22	36,000,000	35,986,392
0.170%, due 03/25/22	39,000,000	38,974,998
0.175%, due 05/20/22	21,000,000	20,975,369
Nordea Bank Abp 0.090%, due 12/14/21	25,000,000	24,997,445
NRW Bank 0.055%, due 11/05/21	50,000,000	49,999,319
0.060%, due 11/02/21	120,000,000	119,999,066
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	33,000,000	32,973,088
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	31,000,000	31,002,640
0.180%, due 07/01/22	31,000,000	30,951,054
Skandinaviska Enskilda Banken AB 0.170%, due 04/01/22	35,000,000	34,975,445
0.180%, due 11/18/21	45,000,000	44,998,250
0.185%, due 04/18/22	30,000,000	29,974,208
0.200%, due 02/11/22	40,000,000	39,987,167
Societe Generale SA 0.050%, due 11/02/21	73,000,000	72,999,432
0.050%, due 11/05/21	130,000,000	129,998,231
Sumitomo Mitsui Banking Corp. 0.125%, due 11/01/21	42,350,000	42,349,823
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	30,000,000	29,995,967
0.140%, due 02/07/22	63,000,000	62,976,139
0.150%, due 01/28/22	16,000,000	15,995,106
0.170%, due 11/10/21	23,000,000	22,999,571
Svenska Handelsbanken AB 0.130%, due 02/18/22	36,000,000	35,989,360
0.210%, due 12/16/21	35,000,000	34,996,453

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB 0.150%, due 02/23/22	$33,000,000	$32,988,632
Toronto-Dominion Bank 0.060%, due 11/02/21	50,000,000	49,999,555
0.150%, due 03/21/22	25,000,000	24,984,608
0.240%, due 05/05/22	45,000,000	44,956,290
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,956,522
0.205%, due 02/07/22	43,000,000	42,983,473
0.220%, due 05/03/22	44,000,000	43,952,260
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	45,000,000	45,002,576
0.180%, due 12/01/21	45,000,000	44,997,071
0.200%, due 09/09/22	34,000,000	33,915,510
0.270%, due 10/12/22	33,000,000	32,903,981

		3,068,782,213

Banking-U.S.—1.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,958,690
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,980,816

		103,939,506
Total commercial paper (cost—$4,145,129,516)		4,145,163,377

Time deposits—5.1%
Banking-non-U.S.—5.1%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	210,000,000	210,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	63,000,000	63,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	50,000,000	50,000,000
Total time deposits (cost—$323,000,000)		323,000,000

Repurchase agreements—19.5%
Repurchase agreement dated 10/29/21 with Barclays Bank PLC, 0.050% due 11/01/21, collateralized by $208,687,184 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.500% due 05/01/51 to 10/01/51; (value—$204,000,000); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.160% due 11/01/21, collateralized by $317,290,244 various asset-backed convertible bonds, zero coupon to 8.294% due 06/15/22 to 09/25/66; (value—$187,570,549); proceeds: $175,002,333	175,000,000	175,000,000

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $111,698,328 various asset-backed convertible bonds, zero coupon to 8.625% due 12/29/21 to 05/15/51; (value—$54,228,913); proceeds: $50,000,833	$50,000,000	$50,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $194,732,100 U.S. Treasury Note, 1.625% due 04/30/23; (value—$200,000,905); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.300% due 11/05/21, collateralized by $171,192,746 various asset-backed convertible bonds, 3.750% to 8.250% due 02/15/23 to 01/31/29; (value—$81,000,000); proceeds: $75,004,375[4]	75,000,000	75,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.300% due 11/05/21, collateralized by $22,888,079 various asset-backed convertible bonds, zero coupon to 8.750% due 11/15/22 to 10/15/45 and $19,616 shares of an equity security; (value—$59,398,052); proceeds: $54,003,150[4]	54,000,000	54,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.400% due 12/03/21, collateralized by $28,304,910 various asset-backed convertible bonds, zero coupon to 5.000% due 02/15/22 to 12/01/50 and $320,100 shares of equity securities; (value—$55,014,440); proceeds: $50,019,444[4]	50,000,000	50,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $685,356,863 Government National Mortgage Association obligations, 3.000% due 08/20/47 to 08/20/49; (value—$204,000,000); proceeds: $200,000,833	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.720% due 02/01/22, collateralized by $219,116,850 various asset-backed convertible bonds, zero coupon to 9.350% due 03/01/22 to 12/31/99 and $3,982 shares of various equity securities; (value—$250,938,518); proceeds: $235,446,500[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,239,000,000)		1,239,000,000
Total investments (cost—$6,358,129,516 which approximates cost for federal income tax purposes)—100.0%		6,358,130,384

Other assets in excess of liabilities—0.00%†		2,664,853
Net assets—100.0%		$6,360,795,237

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$650,967,007	$—	$650,967,007
Commercial paper	—	4,145,163,377	—	4,145,163,377
Time deposits	—	323,000,000	—	323,000,000
Repurchase agreements	—	1,239,000,000	—	1,239,000,000
Total	$—	$6,358,130,384	$—	$6,358,130,384

At October 31, 2021, there were no transfers in or out of Level 3.

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—6.4%
Banking-non-U.S.—6.0%
Bank of Montreal 0.160%, due 04/08/22	$4,000,000	$3,999,874
0.200%, due 06/23/22	3,000,000	2,999,287
MUFG Bank Ltd. 0.140%, due 04/08/22	2,000,000	1,999,598
Norinchukin Bank 0.110%, due 11/29/21	5,000,000	5,000,129
0.150%, due 11/22/21	6,000,000	6,000,280
0.190%, due 11/05/21	3,000,000	3,000,064
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/24/22	5,000,000	4,999,393
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	2,000,000	2,000,289
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	5,000,000	5,000,119
SOFR + 0.110%, 0.160%, due 04/14/22[1]	4,000,000	4,000,137
0.200%, due 04/27/22	4,000,000	3,999,201
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.134%, due 11/17/21[1]	2,000,000	2,000,074
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	2,000,000	2,000,000

		46,998,445

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	3,000,000	3,000,290
Total certificates of deposit (cost—$50,000,000)		49,998,735

Commercial paper[2]—67.7%
Asset-backed-miscellaneous—25.5%
Albion Capital Corp. 0.140%, due 01/20/22	4,000,000	3,998,497
Atlantic Asset Securitization LLC 0.060%, due 11/01/21	1,500,000	1,499,990
SOFR + 0.070%, 0.120%, due 03/30/22[1,3]	10,000,000	10,000,000
Barton Capital SA 0.070%, due 11/01/21	15,000,000	14,999,897
Chariot Funding LLC 0.095%, due 11/16/21	13,000,000	12,999,402
Fairway Finance Corp. 0.135%, due 02/22/22	5,500,000	5,497,519
0.140%, due 02/24/22	2,000,000	1,999,082
0.150%, due 04/12/22	5,000,000	4,995,875
0.180%, due 11/05/21	3,000,000	2,999,956
0.180%, due 11/15/21	2,750,000	2,749,882
Gotham Funding Corp. 0.100%, due 01/05/22	10,000,000	9,997,677

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.115%, due 11/08/21	$5,000,000	$4,999,897
LMA Americas LLC 0.120%, due 11/30/21	2,000,000	1,999,827
0.150%, due 02/04/22	4,000,000	3,998,552
0.150%, due 02/10/22	3,000,000	2,998,830
0.170%, due 11/10/21	1,750,000	1,749,949
Manhattan Asset Funding Co. LLC 0.095%, due 11/08/21	14,000,000	13,999,662
Nieuw Amsterdam Receivables Corp. 0.095%, due 11/12/21	12,000,000	11,999,585
0.110%, due 11/12/21	4,000,000	3,999,861
Old Line Funding LLC 0.120%, due 01/20/22	10,000,000	9,997,349
0.130%, due 01/11/22	2,000,000	1,999,552
0.140%, due 01/24/22	3,000,000	2,999,144
0.160%, due 02/23/22	4,000,000	3,998,323
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	3,000,000	2,999,871
0.110%, due 12/13/21	6,000,000	5,999,250
0.110%, due 12/16/21	9,000,000	8,998,776
Starbird Funding Corp. 0.060%, due 11/01/21	28,000,000	27,999,809
Thunder Bay Funding LLC 0.140%, due 01/10/22	5,000,000	4,998,996
0.160%, due 03/04/22[3]	5,000,000	4,997,480
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	2,000,000	1,999,975
Victory Receivables Corp. 0.095%, due 11/02/21	5,000,000	4,999,954

		199,472,419

Banking-non-U.S.—39.4%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	1,000,000	1,000,017
0.190%, due 11/29/21	2,000,000	1,999,879
0.200%, due 12/21/21	2,000,000	1,999,794
ASB Finance Ltd. 0.090%, due 11/10/21	5,000,000	4,999,887
0.185%, due 04/06/22	3,000,000	2,997,986
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,987,344
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	3,000,000	3,000,099
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	4,000,000	3,998,333
0.140%, due 03/09/22	4,000,000	3,998,151
Barclays Bank PLC 0.120%, due 11/23/21	8,000,000	7,999,467
0.130%, due 11/12/21	8,000,000	7,999,754
0.140%, due 12/14/21	6,000,000	5,999,149
BNZ International Funding Ltd.
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	4,000,000	3,999,914

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	$2,500,000	$2,498,375
0.240%, due 05/04/22	2,500,000	2,497,598
Commonwealth Bank of Australia 0.265%, due 10/14/22	3,000,000	2,991,162
0.300%, due 10/21/22	4,000,000	3,987,862
DBS Bank Ltd. 0.130%, due 02/01/22	3,000,000	2,998,797
0.140%, due 12/21/21	3,000,000	2,999,536
0.145%, due 04/01/22	4,000,000	3,996,971
0.160%, due 11/15/21	2,500,000	2,499,888
DBS Group Holdings Ltd. 0.220%, due 04/01/22	7,000,000	6,995,359
Dexia Credit Local SA 0.105%, due 12/01/21	6,000,000	5,999,505
0.150%, due 03/17/22	8,000,000	7,995,274
Erste Finance LLC 0.070%, due 11/04/21	25,000,000	24,999,608
Kreditanstalt fuer Wiederaufbau 0.200%, due 01/26/22	2,000,000	1,999,510
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	3,500,000	3,499,973
0.115%, due 11/08/21	4,000,000	3,999,921
National Australia Bank Ltd. 0.100%, due 01/18/22	7,000,000	6,998,567
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	3,000,000	3,000,276
National Bank of Canada 0.140%, due 02/14/22	4,000,000	3,998,488
0.140%, due 02/15/22	4,000,000	3,998,474
0.170%, due 03/25/22	3,300,000	3,297,884
0.170%, due 05/20/22	4,000,000	3,995,308
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/03/22	3,000,000	2,998,876
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	4,000,000	4,000,341
0.180%, due 07/01/22	4,000,000	3,993,684
0.210%, due 12/08/21	2,000,000	1,999,816
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,995,157
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/21	6,000,000	5,999,837
0.150%, due 12/20/21	3,000,000	2,999,666
0.160%, due 11/09/21	3,000,000	2,999,936
0.185%, due 04/18/22	4,000,000	3,996,561
0.200%, due 12/10/21	2,500,000	2,499,784
0.200%, due 02/11/22	1,000,000	999,679
0.210%, due 01/05/22	2,000,000	1,999,679
Societe Generale SA 0.050%, due 11/05/21	10,000,000	9,999,864
Sumitomo Mitsui Trust Bank Ltd. 0.125%, due 12/02/21	6,000,000	5,999,541
0.140%, due 02/07/22	8,000,000	7,996,970
0.150%, due 01/28/22	4,000,000	3,998,777
Svenska Handelsbanken AB 0.095%, due 11/05/21	5,000,000	4,999,932

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
0.110%, due 11/22/21	$3,000,000	$2,999,860
0.130%, due 02/18/22	4,000,000	3,998,818
0.160%, due 02/18/22	3,000,000	2,999,113
0.170%, due 11/19/21	1,800,000	1,799,927
0.210%, due 12/16/21	2,000,000	1,999,797
Swedbank AB 0.150%, due 02/23/22	4,000,000	3,998,622
Toronto-Dominion Bank 0.060%, due 11/02/21	15,000,000	14,999,867
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	2,000,000	2,000,206
0.240%, due 05/05/22	3,000,000	2,997,086
United Overseas Bank Ltd. 0.100%, due 11/16/21	8,000,000	7,999,672
0.165%, due 06/01/22	4,000,000	3,995,031
0.190%, due 02/07/22	3,000,000	2,998,847
0.220%, due 05/03/22	3,000,000	2,996,745
Westpac Banking Corp. 0.180%, due 11/15/21	2,000,000	1,999,934
0.185%, due 11/18/21	2,000,000	1,999,922
0.195%, due 09/07/22	4,500,000	4,488,928
0.270%, due 10/12/22	4,000,000	3,988,361
Westpac Securities NZ Ltd. 0.130%, due 02/07/22	7,825,000	7,823,090
0.200%, due 11/15/21	2,000,000	1,999,934

		308,789,970

Banking-U.S.—2.8%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	2,000,000	2,000,000
0.215%, due 01/03/22	1,500,000	1,499,780
Collateralized Commercial Paper FLEX Co. LLC 0.160%, due 01/20/22	2,000,000	1,999,424
0.180%, due 04/08/22	2,000,000	1,998,372
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/22/22	2,000,000	1,999,104
0.200%, due 05/20/22	4,000,000	3,994,993
Cooperatieve Rabobank UA 0.150%, due 11/10/21	3,000,000	2,999,930
0.160%, due 05/06/22	3,000,000	2,998,016
0.170%, due 11/29/21	2,500,000	2,499,849

		21,989,468
Total commercial paper (cost—$530,254,194)		530,251,857

Time deposit—4.5%
Banking-non-U.S.—4.5%
Mizuho Bank Ltd. 0.070%, due 11/01/21 (cost—$35,000,000)	35,000,000	35,000,000

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—21.3%
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.400% due 12/03/21, collateralized by $1,075,000 asset-backed convertible bonds, 3.375% due 08/15/26; (value—$1,100,733); proceeds: $1,000,389[4]	$1,000,000	$1,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $162,651,200 U.S. Treasury Notes, 2.125% due 9/30/24; (value—$169,320,061); proceeds: $166,000,692	166,000,000	166,000,000
Total repurchase agreements (cost—$167,000,000)		167,000,000
Total investments (cost—$782,254,194 which approximates cost for federal income tax purposes)—99.9%		782,250,592

Other assets in excess of liabilities—0.1%		585,282
Net assets—100.0%		$782,835,874

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$49,998,735	$—	$49,998,735
Commercial paper	—	530,251,857	—	530,251,857
Time deposit	—	35,000,000	—	35,000,000
Repurchase agreements	—	167,000,000	—	167,000,000
Total	$—	$782,250,592	$—	$782,250,592

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $35,998,308, represented 4.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. government agency obligations—29.3%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,977,110
SOFR + 0.013%, 0.063%, due 11/01/21[2]	62,000,000	61,999,999
0.070%, due 08/10/22	37,000,000	36,999,726
0.070%, due 08/19/22	40,000,000	39,997,271
SOFR + 0.025%, 0.075%, due 11/01/21[2]	77,000,000	77,000,000
SOFR + 0.025%, 0.075%, due 11/01/21[2]	28,000,000	28,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	15,000,000	15,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	6,000,000	6,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	42,000,000	42,000,000
SOFR + 0.035%, 0.085%, due 11/01/21[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2,3]	40,000,000	40,000,000
SOFR + 0.050%, 0.100%, due 11/01/21[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.105%, due 11/01/21[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	2,000,000	2,000,000
Federal Home Loan Bank 0.030%, due 12/22/21[1]	75,000,000	74,996,813
0.040%, due 11/12/21	80,000,000	79,999,979
0.040%, due 11/24/21[1]	83,000,000	82,997,879
0.042%, due 12/15/21[1]	82,000,000	81,995,791
0.043%, due 01/05/22[1]	81,000,000	80,993,711
0.043%, due 01/12/22[1]	80,000,000	79,993,120
0.045%, due 02/01/22	60,000,000	59,999,844
0.050%, due 03/17/22	37,000,000	36,998,386
0.056%, due 04/22/22[1]	79,000,000	78,978,863
SOFR + 0.010%, 0.060%, due 11/01/21[2]	510,000,000	510,000,000
SOFR + 0.010%, 0.060%, due 10/07/22[2]	100,000,000	100,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.140%, due 11/01/21[2]	46,000,000	46,000,000
SOFR + 0.150%, 0.200%, due 11/01/21[2]	116,000,000	116,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.145%, due 11/01/21[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.150%, due 11/01/21[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.240%, due 11/01/21[2]	115,000,000	115,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.180%, 0.230%, due 11/01/21[2]	$115,000,000	$115,000,000
Total U.S. government agency obligations (cost—$2,474,428,492)		2,474,428,492

U.S. Treasury obligations—19.5%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	76,000,000	75,993,719
0.046%, due 01/11/22[1]	94,080,000	94,071,650
0.051%, due 02/01/22[1]	81,000,000	80,989,650
0.056%, due 03/01/22[1]	82,000,000	81,985,092
U.S. Treasury Bills 0.030%, due 11/26/21[1]	48,000,000	47,999,000
0.036%, due 12/02/21[1]	78,000,000	77,997,649
0.036%, due 12/23/21[1]	10,000,000	9,999,494
0.036%, due 12/30/21[1]	83,000,000	82,995,239
0.046%, due 03/24/22[1]	73,000,000	72,986,951
0.049%, due 12/07/21[1]	79,000,000	78,996,169
0.051%, due 11/30/21[1]	38,000,000	37,998,469
0.051%, due 12/28/21[1]	21,000,000	20,998,338
0.051%, due 02/10/22[1]	87,000,000	86,987,796
0.051%, due 02/17/22[1]	77,000,000	76,988,450
0.051%, due 02/24/22[1]	80,000,000	79,987,222
0.051%, due 03/31/22[1]	83,000,000	82,982,708
0.056%, due 02/03/22[1]	85,000,000	84,987,793
0.056%, due 03/03/22[1]	80,000,000	79,985,089
0.061%, due 04/28/22[1]	82,000,000	81,975,674
0.080%, due 08/11/22[1]	35,000,000	34,978,402
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/02/21[2]	49,000,000	49,000,000
0.125%, due 08/31/22	39,000,000	39,014,203
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	70,000,000	70,003,840
1.500%, due 09/15/22	53,000,000	53,653,247
1.875%, due 01/31/22	38,000,000	38,172,301
1.875%, due 02/28/22	19,000,000	19,113,157
Total U.S. Treasury obligations (cost—$1,640,841,302)		1,640,841,302

Repurchase agreements—52.6%
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $992,500 U.S. Treasury Bond, 1.375% due 08/15/50 and $2,971,910,400 U.S. Treasury Notes, 0.250% to 1.625% due 04/30/23 to 08/31/26; (value—$2,950,012,333); proceeds: $2,950,012,292	2,950,000,000	2,950,000,000

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $816,100 U.S Treasury Bill, zero coupon due 01/20/22 and $181,562,100 U.S. Treasury Note, 2.500% due 01/15/22; (value—$184,620,035); proceeds: $181,000,151	$181,000,000	$181,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $842,184 Federal Home Loan Mortgage Corp. obligation, 2.500% due 09/01/51 and $522,564,075 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/31 to 10/01/51; (value—$510,000,000); proceeds: $500,002,083	500,000,000	500,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $199,055,000 Federal Home Loan Bank obligations, 0.680% to 4.150% due 02/24/26 to 06/01/38; (value—$204,002,086); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/01/21, collateralized by $21,474,300 Federal Home Loan Mortgage Corp. obligations, 2.274% to 6.000% due 05/01/27 to 09/01/51 and $229,494,603 Federal National Mortgage Association obligations, 1.500% to 6.000% due 11/01/26 to 10/01/51 (value—$204,000,000); proceeds: $200,001,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.190% due 01/27/22, collateralized by $221,514,810 Federal Home Loan Mortgage Corp. obligations, 0.030% to 14.774% due 08/15/33 to 10/15/61 and $723,870,752 Federal National Mortgage Association obligations, 2.500% to 5.961% due 04/25/36 to 10/25/51; (value—$103,000,000); proceeds: $100,047,500[4]	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with MUFG Securities Americas, Inc., 0.060% due 12/03/21, collateralized by $131,881,933 Federal Home Loan Mortgage Corp. obligations, 1.250% to 3.650% due 02/25/23 to 04/25/51 and $91,406,166 Federal National Mortgage Association obligations, 2.988% to 4.500% due 10/25/23 to 09/25/49 and $75,538,600 Government National Mortgage Association obligations, 1.500% to 2.000% due 02/20/51 to 03/16/62; (value—$204,000,000); proceeds: $200,011,667[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Toronto-Dominion Bank, 0.050% due 11/01/21, collateralized by $217,428,422 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/26 to 09/01/51 and $9,473,383 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/45 to 07/20/51; (value—$102,000,000); proceeds: $100,000,417	100,000,000	100,000,000
Total repurchase agreements (cost—$4,431,000,000)		4,431,000,000
Total investments (cost—$8,546,269,794 which approximates cost for federal income tax purposes)—101.4%		8,546,269,794

Liabilities in excess of other assets—(1.4)%		(118,291,131)
Net assets—100.0%		$8,427,978,663

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$2,474,428,492	$—	$2,474,428,492
U.S. Treasury obligations	—	1,640,841,302	—	1,640,841,302
Repurchase agreements	—	4,431,000,000	—	4,431,000,000
Total	$—	$8,546,269,794	$—	$8,546,269,794

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—46.8%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	$464,000,000	$463,961,656
0.046%, due 01/04/22[1]	45,590,000	45,586,353
0.046%, due 01/11/22[1]	220,000,000	219,980,475
0.046%, due 01/18/22[1]	230,000,000	229,977,575
0.051%, due 02/01/22[1]	232,000,000	231,970,356
0.056%, due 03/01/22[1]	256,000,000	255,953,458
U.S. Treasury Bills 0.030%, due 11/18/21[1]	326,480,000	326,475,375
0.030%, due 11/26/21[1]	216,000,000	215,995,500
0.036%, due 11/12/21[1]	307,000,000	306,996,717
0.036%, due 12/02/21[1]	363,000,000	362,989,060
0.036%, due 12/23/21[1]	31,322,000	31,320,416
0.036%, due 12/30/21[1]	468,000,000	467,973,156
0.041%, due 12/09/21[1]	324,000,000	323,986,320
0.043%, due 03/24/22[1]	250,000,000	249,957,795
0.046%, due 03/24/22[1]	462,000,000	461,917,417
0.049%, due 12/07/21[1]	246,000,000	245,988,069
0.051%, due 11/23/21[1]	250,000,000	249,992,361
0.051%, due 11/30/21[1]	105,200,000	105,195,763
0.051%, due 12/28/21[1]	63,480,000	63,474,974
0.051%, due 01/13/22[1]	102,096,300	102,085,948
0.051%, due 01/20/22[1]	257,917,100	257,888,442
0.051%, due 01/27/22[1]	257,901,500	257,870,337
0.051%, due 02/10/22[1]	244,000,000	243,965,772
0.051%, due 02/17/22[1]	235,603,500	235,568,159
0.051%, due 02/24/22[1]	243,000,000	242,961,187
0.051%, due 03/31/22[1]	468,000,000	467,902,499
0.056%, due 02/03/22[1]	250,000,000	249,964,097
0.056%, due 03/03/22[1]	244,000,000	243,954,520
0.061%, due 04/28/22[1]	258,000,000	257,923,461
0.080%, due 08/11/22[1]	107,000,000	106,933,971
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/01/21[2]	614,210,000	614,235,328
3 mo.Treasury money market yield + 0.034%, 0.089%, due 11/02/21[2]	468,575,000	468,592,011
3 mo.Treasury money market yield + 0.035%, 0.090%, due 11/01/21[2]	250,000,000	250,000,000
3 mo.Treasury money market yield + 0.049%, 0.104%, due 11/01/21[2]	852,950,000	853,041,964
3 mo.Treasury money market yield + 0.055%, 0.110%, due 07/31/22[2]	250,000,000	249,998,110
0.125%, due 08/31/22	117,000,000	117,042,609
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	1,030,000,000	1,030,109,433
3 mo.Treasury money market yield + 0.154%, 0.209%, due 01/31/22[2]	250,000,000	249,978,797
1.500%, due 09/15/22	156,000,000	157,922,765
1.750%, due 06/15/22	150,000,000	151,562,786

	Face Amount	Value
U.S. Treasury obligations—(concluded)
1.875%, due 01/31/22	$142,000,000	$142,643,862
1.875%, due 02/28/22	71,000,000	71,422,850
Total U.S. Treasury obligations (cost—$11,883,261,704)		11,883,261,704

Repurchase agreements—55.2%
Repurchase agreement dated 10/29/21 with Barclays Capital, Inc., 0.050% due 11/01/21, collateralized by $148,019,300 U.S. Treasury Bonds, 1.875% to 3.875% due 8/15/40 to 2/15/46, $806,379,200 U.S. Treasury Notes, 0.089% to 3.125% due 10/31/21 to 5/15/30 and $34,712,300 U.S. Treasury Bill, zero coupon due 2/24/22; (value—$1,020,000,042); proceeds: $1,000,004,167	1,000,000,000	1,000,000,000

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $27,059,400 U.S. Treasury Bonds, 2.750% to 6.250% due 8/15/23 to 2/15/47, $1,181,300 U.S. Treasury Inflation Index Bonds, 2.375% to 3.625% due 1/15/25 to 4/15/28, $6,113,800 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 1/15/23 to 7/15/27, $18,331,100 U.S. Treasury Notes, 0.089% to 2.625% due 1/31/22 to 5/15/29, $2,246,800 U.S. Treasury Bills, zero coupon due 11/12/21 to 4/14/22, $35,601,285 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 5/15/48 and $30,551,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 11/15/48; (value—$102,000,000); proceeds: $100,000,417

	100,000,000	100,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $2,810,100 U.S. Treasury Bond, 1.375% due 8/15/50 and $10,178,093,200 U.S. Treasury Notes, 0.125% to 2.875% due 5/15/23 to 8/31/26; (value—$10,570,044,107); proceeds: $10,570,044,042	10,570,000,000	10,570,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $56,423,300 U.S. Treasury Note, 2.500% due 1/15/22; (value—$57,120,020); proceeds: $56,000,047	56,000,000	56,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/21 with Goldman Sachs & Co., 0.050% due 11/02/21, collateralized by $198,161,900 U.S. Treasury Note, 1.750% due 11/15/29; (value—$204,000,062); proceeds: $200,001,944	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with JP Morgan Securities USA LLC, 0.050% due 11/01/21, collateralized by $202,394,800 U.S. Treasury Note, 2.500% due 1/15/22 and $509,199,000 U.S. Treasury Bills, zero coupon due 12/14/21 to 1/25/22; (value—$714,000,179); proceeds: $700,002,917	700,000,000	700,000,000
Repurchase agreement dated 10/28/2021 with JP Morgan Securities LLC, 0.050% due 11/04/2021, collateralized by $300 U.S. Treasury Bond, 7.500% due 11/15/24, $441,481,700 U.S. Treasury Notes, 0.125% to 2.500% due 8/15/23 to 10/15/24 and $82 U.S. Treasury Bond STRIP, zero coupon due 8/15/23; (value—$459,000,010); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $31,229,900 U.S. Treasury Notes, 0.625% due 07/31/26; (value—$30,498,044); proceeds: $29,900,125	29,900,000	29,900,000
Repurchase agreement dated 10/29/21 with Mizuho Securities USA LLC, 0.050% due 11/01/21, collateralized by $99,121,200 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 5/15/28; (value—$102,000,009); proceeds: $100,000,417	100,000,000	100,000,000

Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/21 with MUFG Securities Americas Inc., 0.050% due 11/01/21, collateralized by $131,175,400 U.S. Treasury Bonds, 1.875% to 5.500% due 8/15/28 to 2/15/50, $24,232,900 U.S. Treasury Inflation Index Bonds, 0.750% to 3.375% due 4/15/32 to 2/15/47, $354,187,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/22 to 7/15/30, $145,614,400 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 11/15/30, $5,400,100 U.S. Treasury Bill, zero coupon due 3/10/22, $35,055,000 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/26 to 8/15/30 and $2,919,900 U.S. Treasury Bond Principal STRIP, zero coupon due 2/15/50; (value—$816,000,170); proceeds: $800,003,333

$800,000,000	$800,000,000
Total repurchase agreements (cost—$14,005,900,000)	14,005,900,000
Total investments (cost—$25,889,161,704 which approximates cost for federal income tax purposes)—102.0%	25,889,161,704

Liabilities in excess of other assets—(2.0)%	(500,598,423)
Net assets—100.0%	$25,388,563,281

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,883,261,704	$—	$11,883,261,704
Repurchase agreements	—	14,005,900,000	—	14,005,900,000
Total	$—	$25,889,161,704	$—	$25,889,161,704

At October 31, 2021, there were no transfers in or out of Level 3.

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—9.3%
Bank of Montreal 0.160%, due 04/08/22	$15,000,000	$15,000,000
0.200%, due 07/13/22	13,000,000	13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
MUFG Bank Ltd. 0.140%, due 04/08/22	15,000,000	15,000,000
Norinchukin Bank 0.110%, due 11/29/21	10,000,000	10,000,000
0.150%, due 11/22/21	40,000,000	40,000,000
0.150%, due 02/25/22	8,000,000	8,000,000
0.190%, due 11/05/21	40,000,000	40,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	26,000,000	26,000,000
SOFR + 0.110%, 0.160%, due 04/14/22[1]	15,000,000	15,000,000
0.200%, due 04/27/22	15,000,000	15,000,000
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	8,000,000	8,000,000

		258,000,000

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	20,000,000	20,000,000
Total certificates of deposit (cost—$278,000,000)		278,000,000

Commercial paper[2]—72.0%
Asset-backed-miscellaneous—17.8%
Albion Capital Corp. 0.140%, due 01/20/22	15,084,000	15,079,307
0.142%, due 12/23/21	15,000,000	14,996,967
Antalis SA 0.070%, due 11/02/21	10,000,000	9,999,981
Barton Capital Corp. 0.080%, due 11/04/21	10,000,000	9,999,933
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,963
0.140%, due 02/24/22	12,000,000	11,994,633
0.180%, due 11/05/21	23,000,000	22,999,540
LMA Americas LLC 0.120%, due 11/30/21	18,000,000	17,998,260
0.150%, due 02/10/22	11,000,000	10,995,371
0.160%, due 04/07/22	28,000,000	27,980,462
Old Line Funding LLC 0.130%, due 01/11/22	16,000,000	15,995,898
0.160%, due 02/10/22	20,000,000	19,991,022
0.160%, due 02/23/22	21,000,000	20,989,360
0.210%, due 02/14/22	20,000,000	19,987,750

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	$12,000,000	$11,999,533
0.110%, due 12/13/21	20,000,000	19,997,433
0.115%, due 01/06/22	23,000,000	22,995,151
Starbird Funding Corp. 0.060%, due 11/01/21	12,000,000	12,000,000
0.100%, due 01/06/22	15,000,000	14,997,250
Thunder Bay Funding LLC 0.140%, due 01/10/22	27,000,000	26,992,650
0.150%, due 04/04/22	39,000,000	38,974,975
0.160%, due 03/04/22[3]	20,000,000	19,989,067
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	20,000,000	20,000,000
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.095%, due 11/02/21	25,000,000	24,999,934
0.140%, due 01/12/22	28,085,000	28,077,136

		495,026,576

Banking-non-U.S.—51.5%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	10,000,000	10,000,000
0.190%, due 11/29/21	17,000,000	16,997,488
0.200%, due 12/21/21	17,000,000	16,995,278
ASB Finance Ltd. 0.185%, due 04/06/22	18,000,000	17,985,570
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	20,000,000	20,000,000
0.230%, due 04/07/22	11,000,000	10,988,966
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	34,000,000	33,984,133
Barclays Bank PLC 0.120%, due 11/23/21	29,000,000	28,997,873
0.140%, due 12/14/21	26,000,000	25,995,652
BNZ International Funding Ltd. 0.150%, due 04/01/22	15,000,000	14,990,562
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	15,000,000	15,000,000
Caisse des Depots et Consignations 0.190%, due 01/26/22	20,000,000	19,990,922
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	16,000,000	15,984,258
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,971,903
0.300%, due 10/21/22	14,000,000	13,958,700
DBS Bank Ltd. 0.100%, due 11/18/21	17,000,000	16,999,197
0.145%, due 04/01/22	15,000,000	14,990,877
Dexia Credit Local SA 0.095%, due 11/02/21	10,000,000	9,999,974
0.105%, due 12/01/21	22,000,000	21,998,075
0.150%, due 03/17/22	31,000,000	30,982,433

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	$115,000,000	$115,000,000
Erste Finance LLC 0.070%, due 11/04/21	110,000,000	109,999,358
Federation des Caisses Desjardins du Quebec 0.040%, due 11/01/21	50,000,000	50,000,000
0.050%, due 11/03/21	40,000,000	39,999,889
0.050%, due 11/04/21	25,000,000	24,999,896
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	16,000,000	15,999,949
0.115%, due 11/08/21	16,000,000	15,999,642
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	14,000,000	14,000,000
National Bank of Canada 0.140%, due 02/14/22	17,000,000	16,993,058
0.170%, due 03/25/22	18,000,000	17,987,760
0.175%, due 05/20/22	10,000,000	9,990,278
Nordea Bank Abp 0.090%, due 12/14/21	15,000,000	14,998,387
NRW Bank 0.055%, due 11/03/21	75,000,000	74,999,771
0.055%, due 11/05/21	25,000,000	24,999,847
0.060%, due 11/02/21	20,000,000	19,999,967
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	15,000,000	14,990,375
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	15,000,000	15,000,000
0.180%, due 07/01/22	15,000,000	14,981,850
0.200%, due 12/08/21	19,100,000	19,096,074
Skandinaviska Enskilda Banken AB 0.105%, due 12/09/21	20,000,000	19,997,783
0.150%, due 12/20/21	20,000,000	19,995,917
0.185%, due 04/18/22	15,000,000	14,987,050
0.200%, due 12/10/21	22,500,000	22,495,125
Societe Generale SA 0.050%, due 11/02/21	32,000,000	31,999,956
0.050%, due 11/05/21	60,000,000	59,999,667
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	22,000,000	21,995,869
0.140%, due 02/07/22	29,000,000	28,988,948
0.150%, due 01/28/22	7,000,000	6,997,433
Svenska Handelsbanken AB 0.130%, due 02/18/22	17,000,000	16,993,309
0.180%, due 11/09/21	20,000,000	19,999,200
Swedbank AB 0.150%, due 02/23/22	15,000,000	14,992,875

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Toronto-Dominion Bank 0.060%, due 11/02/21	$15,000,000	$14,999,975
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	20,000,000	20,000,000
0.150%, due 03/21/22	13,000,000	12,992,417
0.240%, due 05/05/22	20,000,000	19,975,333
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,984,983
0.220%, due 05/03/22	23,000,000	22,974,278
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	20,000,000	20,000,000
0.200%, due 09/09/22	16,000,000	15,972,267
0.270%, due 10/12/22	15,000,000	14,961,188

		1,434,151,535

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 04/08/22	15,000,000	14,988,150
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	15,000,000	14,983,334
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,989,253
0.170%, due 11/29/21	12,550,000	12,548,341

		73,509,078
Total commercial paper (cost—$2,002,687,189)		2,002,687,189

Time deposits—6.9%
Banking-non-U.S.—6.9%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	52,000,000	52,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	40,000,000	40,000,000
Total time deposits (cost—$192,000,000)		192,000,000

Repurchase agreements—11.0%
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $60,544,422 various asset-backed convertible bonds zero coupon to 6.750% due 1/01/22 to 12/31/99; (value—$53,817,378); proceeds: $50,000,833	50,000,000	50,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $110,000 various asset-backed convertible bonds 2.000% to 2.500% due 1/26/22 to 6/18/29, $24,000 Federal Farm Credit Bank, 2.040% to 3.460% due 7/18/34 to 12/22/45, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $4,600,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.150% due 12/11/25 to 7/13/40, $17,650,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 5/15/22 to 1/15/33, $252,400 U.S. Treasury Bonds, 2.500% to 7.500% due 8/15/23 to 2/15/45, $9,967,600 U.S. Treasury Inflation Index Bonds, 0.750% to 1.750% due 1/15/28 to 2/15/49, $19,003,500 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/24 to 1/15/26, $9,972,600 U.S. Treasury Notes, 0.125% to 2.750% due 1/15/22 to 11/15/26, $4,795,200 U.S. Treasury Bills, zero coupon due 11/02/21 to 10/06/22, $40,050,558 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/25 to 11/15/47 and $566,800 U.S. Treasury Bonds Principal STRIPs, zero coupon due 2/15/45 to 8/15/46; (value—$102,001,112); proceeds: $100,000,417

	$100,000,000	$100,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $11,083,200 U.S. Treasury Note, 2.500% due 1/15/22; (value—$11,220,056); proceeds: $11,000,009	11,000,000	11,000,000

Repurchase agreement dated 10/29/21 with Goldman Sachs & Co., 0.050% due 11/01/21, collateralized by $1,000,000 Federal Farm Credit Bank, 0.205% due 12/13/21, $8,150,000 Federal Home Loan Bank obligations, zero coupon to 5.500% due 11/26/21 to 7/15/36, $3,928,000 Federal Home Loan Mortgage Corp. obligations, 2.375% due 1/13/22, $4,000 Federal National Mortgage Association obligations, 1.375% due 9/06/22, $300 U.S. Treasury Bond, 6.125% due 8/15/29, $3,200 U.S. Treasury Notes, 2.250% to 2.625% due 3/31/25 to 8/15/27, $500 U.S. Treasury Bill, zero coupon due 2/08/22 and $6,872,581 U.S. Treasury Bonds STRIPs, zero coupon due 8/15/32 to 8/15/48; (value—$22,338,000); proceeds: $21,900,091

	21,900,000	21,900,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with JP Morgan, 0.400% due 12/03/21, collateralized by $30,139,000 various asset-backed convertible bonds 3.250% to 4.000% due 6/15/24 to 10/15/37; (value—$38,500,173); proceeds: $35,013,611[4]	$35,000,000	$35,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $24,691,123 various asset-backed convertible bonds zero coupon to 13.000% due 1/15/22 to 6/01/50; (value—$26,348,453); proceeds: $25,047,500[4]	25,000,000	25,000,000
Repurchase agreement dated 10/29/21with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $59,432,870 various asset-backed convertible bonds zero coupon to 11.000% due 1/15/22 to 06/05/2115 and $4,622 shares of various equity securities; (value—$69,154,831); proceeds: $65,123,500[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$2,780,587,189 which approximates cost for federal income tax purposes)—99.9%		2,780,587,189

Other assets in excess of liabilities—0.1%		2,082,084
Net assets—100.0%		$2,782,669,273

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$278,000,000	$—	$278,000,000
Commercial paper	—	2,002,687,189	—	2,002,687,189
Time deposits	—	192,000,000	—	192,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$2,780,587,189	$—	$2,780,587,189

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $191,989,067, represented 6.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—90.4%
Alaska—1.7%
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$800,000	$800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		13,235,000

Arizona—0.9%
Arizona Health Facilities Authority, (Banner Health Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	6,000,000	6,000,000
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), Refunding, Revenue Bonds 0.030%, VRD	900,000	900,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		7,300,000

California—0.9%
California Health Facilities Financing Authority Revenue, (CommonSpirit Health Obligated Group), Revenue Bonds, Series C, 0.060%, VRD	2,500,000	2,500,000
City of Irvine, (Assessment District No.03-19), Series A, 0.010%, VRD	500,000	500,000
City of Irvine, (Reassessment District No. 85-7A) 0.010%, VRD	1,684,000	1,684,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.020%, VRD	400,000	400,000
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds, Series A-1, 0.020%, VRD	1,940,000	1,940,000

		7,024,000

Colorado—1.0%
City & County of Denver CO,Refunding, COP, Series A2, 0.030%, VRD	600,000	600,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.060%, VRD	5,000,000	5,000,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Colorado Health Facilities Authority, (Children’s Hospital Colorado Obligated Group), Refunding, Revenue Bonds 0.030%, VRD	$250,000	$250,000
0.060%, VRD	2,000,000	2,000,000

		7,850,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority, (Yale University), Revenue Bonds, Series V-1, 0.010%, VRD	300,000	300,000
Series V-2, 0.010%, VRD	200,000	200,000

		500,000

Delaware—0.2%
Delaware State Economic Development Authority, (YMCA of Delaware), Revenue Bonds 0.060%, VRD	1,245,000	1,245,000

District of Columbia—1.4%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.050%, VRD	11,000,000	11,000,000

Florida—1.3%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.060%, VRD	2,450,000	2,450,000
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.030%, VRD	5,500,000	5,500,000
Series C, 0.050%, VRD	400,000	400,000
Sarasota County Public Hospital District, (Sarasota Memorial Hospital), Refunding, Revenue Bonds, Series B, 0.060%, VRD	1,605,000	1,605,000

		9,955,000

Illinois—16.6%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.060%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.070%, VRD	19,700,000	19,700,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, (Edward-Elmhurst Healthcare Obligated Group), Revenue Bonds, Series D, 0.050%, VRD	$10,000,000	$10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.060%, VRD	9,110,000	9,110,000
Illinois Finance Authority, (Hospital Sisters Services Obligated Group), Refunding, Revenue Bonds 0.050%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds 0.030%, VRD	510,000	510,000
0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre Co.), Revenue Bonds 0.080%, VRD	6,815,000	6,815,000
0.080%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago Medical Center Obligated Group), Revenue Bonds, Series E-1, 0.060%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	22,600,000	22,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,016,000	13,016,000

		127,601,000

Indiana—7.2%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	24,020,000	24,020,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.050%, VRD	27,700,000	27,700,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.030%, VRD	3,650,000	3,650,000

		55,370,000

Louisiana—0.1%
Louisiana Public Facilities Authority, (Christus Health Obligated Group), Refunding, Revenue Bonds, Series B2, 0.040%, VRD	620,000	620,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—0.5%
Maryland Economic Development Corp., (Howard Hughes Medical Institute), Revenue Bonds, Series A, 0.060%, VRD	$1,180,000	$1,180,000
Montgomery County Housing Development Corp. Opportunities Commission, Revenue Bonds, Series A, 0.060%, VRD	2,400,000	2,400,000

		3,580,000

Massachusetts—0.8%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds, Series Y, 0.040%, VRD	700,000	700,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		5,955,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.030%, VRD	1,700,000	1,700,000

Minnesota—0.7%
City of Minneapolis MN, (Fairview Health Services Obligated Group), Refunding, Revenue Bonds 0.060%, VRD	1,700,000	1,700,000
Midwest Consortium of Municipal Utilities, (Draw Down-Association Financing Program), Revenue Bonds, Series B, 0.050%, VRD	650,000	650,000
Rochester Minnesota Health Care Facilities, (Mayo Clinic), Revenue Bonds, Series A, 0.050%, VRD	3,100,000	3,100,000

		5,450,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds,
Series A, 0.030%, VRD	1,385,000	1,385,000
Series A, 0.030%, VRD	1,525,000	1,525,000
Series A, 0.060%, VRD	1,845,000	1,845,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$755,000	$755,000
Series B, 0.030%, VRD	1,800,000	1,800,000
Series B, 0.030%, VRD	2,050,000	2,050,000
Series B, 0.060%, VRD	600,000	600,000
Series C, 0.030%, VRD	1,000,000	1,000,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series C, 0.030%, VRD	1,780,000	1,780,000
Series D, 0.030%, VRD	1,900,000	1,900,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	2,350,000	2,350,000
Series F, 0.030%, VRD	1,725,000	1,725,000
Series G, 0.030%, VRD	795,000	795,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Series H, 0.030%, VRD	5,425,000	5,425,000
Series L, 0.030%, VRD	600,000	600,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	900,000	900,000

		33,335,000

Missouri—3.1%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health Credit Group), Revenue Bonds,
Series C-3, 0.050%, VRD	10,000,000	10,000,000
Series C-5, 0.060%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (BJC Healthcare Obligated Group), Revenue Bonds, Series D, 0.060%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.040%, VRD	5,620,000	5,620,000

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	$2,200,000	$2,200,000

		23,615,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.030%, VRD	5,455,000	5,455,000
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.030%, VRD	5,005,000	5,005,000

		10,460,000

Nevada—0.1%
County of Clark Department of Aviation, Revenue Bonds, Series D-2A, 0.070%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.030%, VRD	410,000	410,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—15.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.030%, VRD	10,250,000	10,250,000
Subseries L-4, 0.030%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.050%, VRD	4,790,000	4,790,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.040%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	19,430,000	19,430,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series A-3, 0.050%, VRD	$8,675,000	$8,675,000
Series C6, 0.060%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.060%, VRD	2,400,000	2,400,000
Series BB-5, 0.020%, VRD	8,700,000	8,700,000
Series DD-2, 0.030%, VRD	6,560,000	6,560,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, (Consolidated Edison Co of New York Inc.), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C, 0.030%, VRD	4,350,000	4,350,000
Series C, 0.040%, VRD	5,170,000	5,170,000
Subseries B-3, 0.040%, VRD	13,095,000	13,095,000

		115,510,000

North Carolina—0.6%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.030%, VRD	4,305,000	4,305,000

Ohio—4.4%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds, Series A-R, 0.050%, VRD	9,800,000	9,800,000
Series B-R, 0.050%, VRD	3,040,000	3,040,000
County of Montgomery, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	4,100,000	4,100,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, (Cleveland Clinic Health System Obligated Group), Revenue Bonds, Series D-1, 0.050%, VRD	$3,170,000	$3,170,000
Series F, 0.030%, VRD	4,125,000	4,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		33,925,000

Oregon—0.6%
Clackamas County Hospital Facility Authority, (Legacy Health Obligated Group), Revenue Bonds, Series B, 0.050%, VRD	400,000	400,000
Oregon State Facilities Authority, (PeaceHealth Obligated Group), Refunding, Revenue Bonds, Series A, 0.030%, VRD	4,300,000	4,300,000

		4,700,000

Pennsylvania—6.6%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.050%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.080%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.050%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 0.050%, VRD	5,000,000	5,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.050%, VRD	2,400,000	2,400,000

		50,520,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute Technology), Refunding, Revenue Bonds 0.080%, VRD	$840,000	$840,000

Tennessee—1.5%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.050%, VRD	700,000	700,000
Montgomery County Public Building Authority, Revenue Bonds 0.050%, VRD	3,200,000	3,200,000
0.050%, VRD	7,600,000	7,600,000

		11,500,000

Texas—9.9%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.060%, VRD	12,955,000	12,955,000
City of Houston TX Combined Utility System Revenue First lien, Refunding, Revenue Bonds, Series B-4, 0.050%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.030%, VRD	14,445,000	14,445,000
Harris County Cultural Education Facilities Finance Corp., (Texas Children’s Hospital Obligated Group), Refunding, Revenue Bonds, Series C, 0.030%, VRD	2,000,000	2,000,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds, Series A-1, 0.030%, VRD	5,300,000	5,300,000
Series A-2, 0.030%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.060%, VRD	8,115,000	8,115,000
Lower Neches Valley Authority Industrial Development Corp., (Exxon Capital Ventures Inc.), Refunding, Revenue Bonds 0.040%, VRD	1,000,000	1,000,000
0.040%, VRD	11,130,000	11,130,000
Subseries A-3, 0.030%, VRD	100,000	100,000

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp., (Exxon Mobil Corp.), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$4,400,000	$4,400,000
State of Texas, GO Bonds, Series B-R, 0.050%, VRD	800,000	800,000
Series C, 0.060%, VRD	10,000,000	10,000,000

		75,805,000

Utah—1.2%
City of Murray UT, (IHC Health Services Inc. Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	9,455,000	9,455,000

Virginia—3.0%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), Revenue Bonds,
Series A, 0.070%, VRD	1,800,000	1,800,000
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), Revenue Bonds, Series B, 0.060%, VRD	1,700,000	1,700,000

		22,705,000

Washington—1.2%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.040%, VRD	9,400,000	9,400,000

Wisconsin—2.7%
Public Finance Authority, (WakeMed Obligated Group), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	10,100,000	10,100,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health, Inc.), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		21,115,000
Total municipal bonds (cost—$694,540,000)		694,540,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—9.6%
California—1.3%
San Francisco City & County Public Utilities Commission Power Revenue 0.080%, due 11/16/21	$10,000,000	$10,000,000

Colorado—1.3%
Lower Colorado River Authority 0.100%, due 01/06/22	10,000,000	10,000,000

District of Columbia—0.4%
District Of Columbia 0.080%, due 11/02/21	3,000,000	3,000,000

Florida—1.3%
Florida Local Government Finance Commission 0.060%, due 11/02/21	10,000,000	10,000,000

Minnesota—1.3%
City of Rochester MN 0.100%, due 11/04/21	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—4.0%
Board of Regents of the University of Texas System 0.080%, due 12/02/21	$25,000,000	$25,000,000
0.080%, due 12/02/21	1,350,000	1,350,000
City of Garland TX 0.060%, due 11/17/21	4,000,000	4,000,000

		30,350,000
Total tax-exempt commercial paper (cost—$73,350,000)		73,350,000
Total investments (cost—$767,890,000 which approximates cost for federal income tax purposes)—100.0%		767,890,000

Other assets in excess of liabilities—0.00%†		166,861
Net assets—100.0%		$768,056,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$694,540,000	$—	$694,540,000
Tax-exempt commercial paper	—	73,350,000	—	73,350,000
Total	$—	$767,890,000	$—	$767,890,000

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
BSBY	Bloomberg Short-Term Bank Yield Index
GO	General Obligation
COP	Certificate of Participation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate

SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2021 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$5,119,129,516	$615,254,194	$4,115,269,794	$11,883,261,704	$2,472,687,189	$767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—

Investments, at value
Investments	5,119,130,384	615,250,592	4,115,269,794	11,883,261,704	2,472,687,189	767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—
Cash	2,655,475	537,796	3,250,227	2,971,377	2,103,576	522,166
Receivable for investments sold	—	—	—	—	—	4,445,023
Receivable for interest	535,850	21,936	803,366	3,349,779	215,952	34,663
Receivable from affiliate	—	25,550	—	—	—	—
Total assets	6,361,321,709	782,835,874	8,550,323,387	25,895,482,860	2,782,906,717	772,891,852

Liabilities:
Payable for investments purchased	—	—	121,985,092	505,954,083	—	4,820,087
Payable to affiliate	526,472	—	359,632	965,496	237,444	14,904
Total liabilities	526,472	—	122,344,724	506,919,579	237,444	4,834,991
Net assets, at value	$6,360,795,237	$782,835,874	$8,427,978,663	$25,388,563,281	$2,782,669,273	$768,056,861

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$5,981,315	$407,608	$2,554,182	$7,259,800	$2,622,334	$154,802
Expenses:
Investment advisory and administration fees	3,655,764	363,182	3,857,922	13,569,704	1,723,459	393,249
Trustees’ fees and expenses	25,140	8,725	26,901	72,987	14,956	8,845
Total expenses	3,680,904	371,907	3,884,823	13,642,691	1,738,415	402,094
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(371,907)	(1,709,671)	(7,749,799)	—	(287,492)
Net expenses	3,680,904	—	2,175,152	5,892,892	1,738,415	114,602
Net investment income (loss)	2,300,411	407,608	379,030	1,366,908	883,919	40,200
Net realized gain (loss)	30,021	—	9,171	10,309	—	—
Net change in unrealized appreciation (depreciation)	(576,233)	(26,214)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$1,754,199	$381,394	$388,201	$1,377,217	$883,919	$40,200

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$2,300,411	$25,391,678
Net realized gain (loss)	30,021	(1,170)
Net change in unrealized appreciation (depreciation)	(576,233)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	1,754,199	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(2,464,068,091)	(7,719,748,147)
Net increase (decrease) in net assets	(2,462,313,892)	(7,697,644,749)
Net assets:

Beginning of period	8,823,109,129	16,520,753,878
End of period	$6,360,795,237	$8,823,109,129

	ESG Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$407,608	$575,115
Net realized gain (loss)	—	1,551
Net change in unrealized appreciation (depreciation)	(26,214)	(24,570)
Net increase (decrease) in net assets resulting from operations	381,394	552,096
Net increase (decrease) in net assets from beneficial interest transactions	171,946,390	536,344,294
Net increase (decrease) in net assets	172,327,784	536,896,390
Net assets:

Beginning of period	610,508,090	73,611,700
End of period	$782,835,874	$610,508,090

	Government Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$379,030	$11,209,051
Net realized gain (loss)	9,171	256,465
Net increase (decrease) in net assets resulting from operations	388,201	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(395,102,394)	(8,951,448,030)
Net increase (decrease) in net assets	(394,714,193)	(8,939,982,514)
Net assets:

Beginning of period	8,822,692,856	17,762,675,370
End of period	$8,427,978,663	$8,822,692,856

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$1,366,908	$29,139,827
Net realized gain (loss)	10,309	(2)
Net increase (decrease) in net assets resulting from operations	1,377,217	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(7,288,004,899)	(2,157,669,635)
Net increase (decrease) in net assets	(7,286,627,682)	(2,128,529,810)
Net assets:

Beginning of period	32,675,190,963	34,803,720,773
End of period	$25,388,563,281	$32,675,190,963

	Prime CNAV Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$883,919	$12,383,882
Net realized gain (loss)	—	13,975
Net increase (decrease) in net assets resulting from operations	883,919	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(1,667,622,067)	(3,058,221,326)
Net increase (decrease) in net assets	(1,666,738,148)	(3,045,823,469)
Net assets:

Beginning of period	4,449,407,421	7,495,230,890
End of period	$2,782,669,273	$4,449,407,421

	Tax-Free Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$40,200	$598,064
Net increase (decrease) in net assets resulting from operations	40,200	598,064
Net increase (decrease) in net assets from beneficial interest transactions	(46,208,788)	(1,759,955,281)
Net increase (decrease) in net assets	(46,168,588)	(1,759,357,217)
Net assets:

Beginning of period	814,225,449	2,573,582,666
End of period	$768,056,861	$814,225,449

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.06%[1]	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[2]	0.03%	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of period (000’s)	$6,360,795	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	—%[2]	—%	0.00%[2]
Net investment income (loss)	0.11%[2]	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.06%	0.22%	0.47%
Net assets, end of period (000’s)	$782,836	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.01%[2]	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.00%	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,427,979	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[2]	0.01%	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of period (000’s)	$25,388,563	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%[1]	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[2]	0.03%	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of period (000’s)	$2,782,669	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.03%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[2]	0.01%	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of period (000’s)	$768,057	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund and (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund and Treasury Master Fund commenced operations on August 28, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund and Treasury Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds” Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Master Trust

Notes to financial statements (unaudited)

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime Master Fund or a redemption gate to temporarily restrict redemptions from that Master Fund in the event that Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. If Prime Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If Prime Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2021, the Board of Prime Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the US dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Master Trust

Notes to financial statements (unaudited)

At October 31, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services (or related waivers/reimbursements) as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$526,472
ESG Prime Master Fund	(25,550)
Government Master Fund	359,632
Treasury Master Fund	965,496
Prime CNAV Master Fund	237,444
Tax-Free Master Fund	14,904

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$1,709,671
Treasury Master Fund	7,749,799
Tax-Free Master Fund	287,492

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until December 31, 2021. For the period ended October 31, 2021, UBS AM voluntarily waived $371,907 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	4,790,000

Master Trust

Notes to financial statements (unaudited)

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$1,345,456,782	$9,072,253,790
Withdrawals	(3,809,524,873)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(2,464,068,091)	$(7,719,748,147)

ESG Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$740,937,827	$1,132,688,561
Withdrawals	(568,991,437)	(596,344,267)
Net increase (decrease) in beneficial interest	$171,946,390	$536,344,294

Government Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$81,246,315,452	$47,491,220,565
Withdrawals	(81,641,417,846)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(395,102,394)	$(8,951,448,030)

Treasury Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$27,891,228,654	$54,430,506,105
Withdrawals	(35,179,233,553)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(7,288,004,899)	$(2,157,669,635)

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$185,195,878	$5,114,679,407
Withdrawals	(1,852,817,945)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(1,667,622,067)	$(3,058,221,326)

Tax-Free Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$194,596,000	$402,602,443
Withdrawals	(240,804,788)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$(46,208,788)	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$169,000
Gross unrealized depreciation	(168,132)
Net unrealized appreciation (depreciation)	$868

ESG Prime Master Fund

Gross unrealized appreciation	$17,536
Gross unrealized depreciation	(21,138)
Net unrealized appreciation (depreciation)	$(3,602)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of a Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Master Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2022. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (or, with respect to RMA Government Money Market Feeder Fund, funds selected based on utilization as a specialized “sweep fund” product) (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with Select ESG Prime Preferred Feeder Fund’s total expenses and Select ESG Prime Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select ESG Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select ESG Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the RMA Government Money Market Feeder Fund’s Actual Management Fee the lowest in the Expense Group).

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 2 basis points (i.e., 0.02%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by less than 4 basis points (i.e., 0.04%) and 1 basis point (i.e., 0.01%), respectively, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2021 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2021. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select ESG Prime Institutional Feeder Fund and the Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception, and the performance of the Select ESG Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-year period and at the corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) It was noted that each fund commenced operations in January 2020.

Management explained that the Select ESG Prime Investor Feeder Fund’s relative underperformance was largely attributed to the exceptionally low interest rate environment and the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select ESG Prime Investor Feeder Fund was compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select ESG Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select ESG Prime Investor Feeder Fund’s performance was below the Performance Group median by 3 basis points (i.e., 0.03%) for the one-year period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

since inception, except for the one-year period when performance of the Prime Investor Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 2 basis points (i.e., 0.02%) for the one-year period.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, except for the one-year period when the Tax-Free Reserves Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the third quintile in the one-year period. The Board noted the improved relative performance of the Tax-Free Investor Feeder Fund over prior periods.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 10, 2022

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 10, 2022